Fair Values of Financial Instruments - Available-for-Sale Securities Measured at Fair Value (Parenthetical) (Detail) (Asset-backed securities and collateralized mortgage obligations [Member])	12 Months Ended
Dec. 31, 2013
Asset-backed securities and collateralized mortgage obligations [Member]
Schedule Of Available For Sale Securities [Line Items]
Asset-backed and mortgage-backed securities with maturities	26 years